SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and would impact the results of operations and cash flows. Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Significant areas requiring the use of management estimates relate to the determination of the net recoverable value of assets, fair value of financial instruments, allowance for doubtful accounts, asset impairment, deferred income tax assets and liabilities and stock based compensation.

Property, Plant and Equipment, Policy [Policy Text Block]
Equipment

Equipment is recorded at cost, net of accumulated amortization.

Depreciation on equipment is provided on a declining-balance basis over its expected useful lives at the following annual rates:

Furniture and fixtures	20%
Computer equipment	30%
Vehicle	25%

Equipments are written down to net realizable value when management determines there has been a change in circumstances which indicates its carrying amount may not be recoverable. No write-downs have been necessary to date.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash equivalents

Cash equivalents usually consist of highly liquid investments which are readily convertible into cash with maturity of three months or less when purchased. As at December 31, 2013, the Company held a $Nil [2012 - $504,107] term deposit.

Trade and Other Accounts Receivable, Policy [Policy Text Block]
Accounts receivable

Accounts receivable are recorded at face value, less an allowance for doubtful accounts. The allowance for doubtful accounts is an estimate calculated based on an analysis of current business and economic risks, customer credit-worthiness, specific identifiable risks such as bankruptcies, terminations or discontinued customers, or other factors that may indicate a potential loss. The allowance is reviewed on a regular basis, at least annually, to ensure that it adequately provides for all reasonably expected losses in the receivable balances. An account may be determined to be uncollectible if all collection efforts have been exhausted, the customer has filed for bankruptcy and all recourse against the account is exhausted, or disputes are unresolved and negotiations to settle are exhausted. This uncollectible amount is written off against the allowance. For the fiscal year of 2013, the company incurred an expense for bad debt and provision for allowance for doubtful accounts receivable in the amount of $51,112. The Company recorded bad debt recovery of $30,472 from allowance for doubtful accounts in 2012. In 2011, the company incurred an expense for bad debt and provision for allowance for doubtful accounts receivable in the amount of $55,917.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translations

The Company, NAI, CWN HK, CWN China and Weihai maintain their accounting records in their functional currencies of U.S. dollars, Canadian dollars, HK dollars, Chinese Renminbi and Chinese Renminbi, respectively. However, the Company reports in U.S. dollars. Foreign currency transactions in the foreign subsidiaries are translated into their functional currency using the exchange rate in effect at that date for assets, liabilities, revenues and expenses. At the period end, monetary assets and liabilities denominated in the foreign currency are re-evaluated into the functional currency by using the exchange rate in effect for the period end. The resulting foreign exchange gains and losses are included in operations.

Assets and liabilities of the foreign subsidiaries are translated into the reporting U.S. dollars at exchange rates in effect at the balance sheet date. Revenues and expenses are translated at the average exchange rates. Gain and losses from such translations are included in stockholders’ equity, as a component of other comprehensive income.

Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Allowance for Doubtful Accounts

The Company provides an allowance for doubtful accounts when management estimates collectibility to be uncertain. Accounts receivable are continually reviewed to determine which, if any, accounts are doubtful of collection. In making the determination of the appropriate allowance amount, the Company considers current economic and industry conditions, relationships with each significant customer, overall customer credit-worthiness and historical experience.

Income Tax, Policy [Policy Text Block]
Income taxes

The Company accounts for income taxes under the provisions of Accounting Standards Codification (“ASC”) 740 (formerly Statement of Financial Accounting Standards (“SFAS”) No. 109), Accounting for Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The effect on deferred income tax assets and liabilities of a change in income tax rates is included in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred income tax assets to the amount expected to be realized.

On January 1, 2007 the Company adopted FAS Interpretation No. 48, “Accounting for Uncertainty in Income Taxes— an interpretation of FASB Statement No. 109 ("FIN 48")”, codified into ASC 740. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with SFAS No. 109, Accounting for Income Taxes. FIN 48 describes a recognition threshold and measurement attribute for the recognition and measurement of tax positions taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

The Company accounts for comprehensive income under the provisions of ASC 220 (formerly SFAS 130), Reporting Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders’ Equity. The Company’s comprehensive income (loss) consists of net earnings (loss) for the year, foreign currency translation adjustments and unrealized gain (loss) on available-for-sale securities.

Financial Instruments and Concentration Of Risk [Policy Text Block]
Financial instruments and concentration of risks

Fair value of financial instruments is made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of cash and cash equivalents, available for sale securities, accounts receivable, receivable from related parties, accounts payable and accrued liabilities, due to related parties and bank loans approximates their fair value because of the short-term nature of these instruments. The Company is exposed to interest rates risk on its cash and cash equivalents, marketable funds and bank loans. Management does not believe that the impact of interest rate fluctuate will be significant.

The Company has cash and cash equivalents with various financial institutions, which may exceed insured limits throughout the year. The Company is exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the institution. However, the Company does not anticipate non-performance.

Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of diverse customers. The Company does not require collateral or other security to support financial instruments subject to credit risk.

The Company operates and incurs significant expenditures outside of the United States of America and is exposed to foreign currency risks due to the currency exchange fluctuation between the subsidiaries’ functional currency and the Company’s reporting currency.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair value of financial instruments

The Company has adopted the provisions of ASC Topic 820, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level one – Quoted market prices in active markets for identical assets or liabilities;

•	Level two – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

For the period ended December 31, 2013 and 2012, the fair value of cash and cash equivalents and public traded securities, marketable funds and bank loans are recognized on the balance sheets as level one per the fair value hierarchy; and the fair value of share options are recognized in the balance sheets as level three per the fair value hierarchy.

Marketable Securities, Available-for-sale Securities, Policy [Policy Text Block]
Available-for-sale securities

Available-for-sale securities represent securities and other financial instruments that are non- strategic and neither held for trading, nor held to maturity. Available-for-sale securities are recorded at market value. Unrealized holding gains and losses on available-for-sale securities are excluded from income and charged to Accumulated other comprehensive income as a separate component of stockholders’ equity until realized.

Equity Method Investments, Policy [Policy Text Block]
Investments in Companies Accounted for Using the Equity Method

Investments in equity method investees are accounted for using the equity method based upon the level of ownership and/or the Company’s ability to exercise significant influence over the operating and financial policies of the investee. Investments of this nature are recorded at original cost and adjusted periodically to recognize the Company’s proportionate share of the investees’ net income or losses after the date of investment. When net losses from and investment accounted for under the equity method exceed its carrying amount, the investment balance is reduced to zero. The Company resumes accounting for the investment under the equity method if the entity subsequently reports net income and the Company’s share of that net income exceeds the share of the net losses not recognized during the period the equity method was suspended. Investments are written down only when there is clear evidence that a decline in value that is other than temporary has occurred. When an investment accounted for using the equity method issues its own shares, the subsequent reduction in the Company’s proportionate interest in the investee is reflected in income as a deemed dilution gain or loss on disposition. The Company evaluates its investments in companies accounted for the equity or cost method for impairment when there is evidence or indicators that a decrease in value may be other than temporary.

Nonmonetary Transaction [Policy Text Block]
Non-monetary transactions

The Company entered into agreements for the supply of content for the Company’s websites in exchange for advertising, consisting primarily of links to the supplier’s websites.  The Company accounted for these transactions in accordance with ASC 845 (formerly Accounting Principles Board No. 29) Nonmonetary Transactions and with ASC 605-20 (formerly Emerging Issues Task Force No. 99-17)  Revenue Recognition .  No cash was exchanged between the parties in any of these transactions.  These transactions have been recorded at a zero value, being the carrying amount of the content supplied.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

Revenue consists of two main sources:

1.
Fees from banner advertisement, webpage hosting and maintenance, on-line promotion and translation services, advertising and promotion fees for customers in the Company’s Chinese Investment Guides, sponsorship fees from investment seminars, road show and forums, all of which sales prices are fixed and determinable at the time the contracts are signed and there are no provisions for refunds contained in the contracts. These revenues are recognized when all significant contractual obligations have been satisfied and collection of the resulting receivable is reasonably assured.

2.	Fees from membership subscriptions. These revenues are recognized over the term of the subscription.

Fees received in advance and require continuing performance obligation are deferred and recognized as revenue systematically over the period of services provided to customers.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-lived assets impairment

Long-term assets of the Company are reviewed for impairment whenever events or changes in circumstances indicate that their carrying value has become impaired, in accordance with the guidance established in ASC 360 (formerly SFAS144), Property, Plant and Equipment . An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the asset’s carrying value over its fair value. Fair value is generally determined using a discounted cash flow analysis. There were no impairment charges during the periods presented.

Compensation Related Costs, Policy [Policy Text Block]
Stock-based compensation

The Company has adopted the fair value method of accounting for stock-based compensation as recommended by ASC 718 (formerly SFAS 123R) Compensation –Stock Compensation. The Company has granted stock options to directors and certain employees for services provided to the Company under this method. The Company recognizes compensation expense for stock options awarded based on the fair value of the options at the grant date using the Black-Scholes option pricing model. The fair value of the options is amortized over the vesting period.

Commitments and Contingencies, Policy [Policy Text Block]
Commitment and Contingencies

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company but which will only be resolved when one or more future events occur or fail to occur.   The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements.   If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.   Management does not believe, based upon information available at this time, that these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Earnings Per Share, Policy [Policy Text Block]
Earning (Loss) per share

Earning (loss) per share is computed using the weighted average number of common shares outstanding during the period. The Company has adopted ASC 260 (formerly SFAS128), Earnings Per Share . Diluted earning (loss) per share is equal to basic loss per share because there is no potential dilutive security.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

 In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This amendment requires companies to disclose information about financial instruments that have been offset and related arrangements to enable users of the company's financial statements to understand the effect of those arrangements on the company's financial position. Companies will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset. The guidance is effective prospectively for the Company's interim and annual periods beginning after January 1, 2013. Adoption of this amendment had no impact on the on the Company’s balance sheet or results of operations.